Subsequent Events (Details) - USD ($)							1 Months Ended					12 Months Ended
	May 15, 2023	Apr. 03, 2023	Apr. 30, 2022	Apr. 20, 2022	Mar. 25, 2022	Jan. 31, 2022	Mar. 31, 2023	Jan. 31, 2023	Dec. 23, 2022	Oct. 31, 2022	Sep. 30, 2022	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Warrant excise price (in Dollars per share)			$ 52.5			$ 175				$ 6.3		$ 52.5
Ordinary shares										79,365
Cancellation paid (in Dollars)									$ 3,149.9000
Share price (in Dollars per share)									$ 0.0001
Ordinary shares par value (in Dollars per share)			$ 3.15	$ 3.15	$ 3.15				$ 3.15
Aggregate ordinary shares			142,857	9,523
Gross proceeds (in Dollars)						$ 12,000,000
Purchased shares			68,572							79,366		1,250,000
Purchased amount (in Dollars)												$ 1,000,000
Non-adjusting events after reporting period [Member]
Subsequent Events (Details) [Line Items]
Warrant excise price (in Dollars per share)											$ 3.15
Issuance term											3000000 years
Ordinary shares								413,600
Net consideration (in Dollars)								$ 2,528,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Operations revenue (in Dollars)	$ 10,000
Net proceeds amount (in Dollars)		$ 8,600,000
Option shares							1,800,000
Public offering [Member] | Subsequent Event [Member] | Non-adjusting events after reporting period [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares							5,470,000
Aggregate ordinary shares							0.8
Warrants [Member] | Subsequent Event [Member] | Non-adjusting events after reporting period [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares							6,530,000
Aggregate ordinary shares							0.799
Gross proceeds (in Dollars)							$ 9,600,000